SMA Relationship Trust – Series G

Industry diversification – March 31, 2019 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.3%
Airlines	1.0
Auto components	2.8
Automobiles	1.8
Banks	10.9
Biotechnology	1.7
Chemicals	3.0
Commercial services & supplies	0.8
Diversified financial services	3.7
Diversified telecommunication services	3.0
Electric utilities	0.7
Electronic equipment, instruments & components	1.2
Entertainment	2.4
Food & staples retailing	4.0
Food products	2.7
Health care equipment & supplies	1.1
Hotels, restaurants & leisure	0.8
Household durables	1.9
Industrial conglomerates	0.8
Insurance	8.0
Machinery	3.3
Marine	0.7
Media	0.9
Metals & mining	4.6
Multi-utilities	1.4
Oil, gas & consumable fuels	7.5
Personal products	2.7
Pharmaceuticals	8.9
Real estate management & development	0.8
Semiconductors & semiconductor equipment	1.8
Software	4.0
Textiles, apparel & luxury goods	1.5
Tobacco	1.9
Trading companies & distributors	3.2
Wireless telecommunication services	1.2
Total common stocks	98.0%
Exchange traded funds	0.5
Short-term investment	0.2
Investment of cash collateral from securities loaned	1.7
Total investments	100.4%
Liabilities in excess of other assets	(0.4)
Net assets	100.0%

1         Figures represent the breakdown of direct investments of SMA Relationship Trust—Series G. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2         The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—98.0%
Australia—2.0%
Coles Group Ltd.*	122,555	1,031,189
Rio Tinto Ltd.	23,357	1,623,801
Total Australia common stocks		2,654,990

Austria—1.6%
Erste Group Bank AG*	59,855	2,199,584

Belgium—1.2%
Euronav N.V.	112,286	913,817
Galapagos N.V.*,1	6,131	714,567
Total Belgium common stocks		1,628,384

Bermuda—0.8%
Jardine Matheson Holdings Ltd.	18,300	1,141,188

Canada—4.6%
Canadian Natural Resources Ltd.	53,132	1,458,759
Enerplus Corp.	107,177	898,255
Entertainment One Ltd.	213,967	1,245,148
Husky Energy, Inc.	115,853	1,148,690
Paramount Resources Ltd., Class A*,1	50,607	269,631
Toronto-Dominion Bank/The	23,715	1,286,947
Total Canada common stocks		6,307,430

Cayman Islands—1.2%
WH Group Ltd.[2]	1,567,000	1,676,800

Denmark—1.9%
AP Moller - Maersk A/S, Class B	765	970,360
Genmab A/S*	8,959	1,554,774
Total Denmark common stocks		2,525,134

Finland—1.2%
Sampo Oyj, Class A	35,821	1,623,763

France—4.5%
Publicis Groupe SA	23,084	1,235,944
Sanofi	25,010	2,209,049
Thales SA	14,519	1,738,604

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Valeo SA	31,380	909,933
Total France common stocks		6,093,530

Germany—4.7%
Infineon Technologies AG	70,998	1,408,469
LANXESS AG	27,816	1,483,372
SAP SE	22,795	2,633,741
thyssenkrupp AG	67,864	932,168
Total Germany common stocks		6,457,750

Hong Kong—3.8%
AIA Group Ltd.	424,400	4,225,105
Power Assets Holdings Ltd.	143,000	991,898
Total Hong Kong common stocks		5,217,003

Ireland—1.0%
Ryanair Holdings PLC, ADR*	17,990	1,348,171

Italy—4.1%
Autogrill SpA	118,924	1,143,931
Banca Mediolanum SpA[1]	370,328	2,623,349
Infrastrutture Wireless Italiane SpA[2]	198,454	1,774,248
Total Italy common stocks		5,541,528

Japan—26.1%
Inpex Corp.	196,100	1,867,577
ITOCHU Corp.	125,100	2,260,333
Katitas Co. Ltd.[1]	32,300	1,106,005
Kissei Pharmaceutical Co. Ltd.	28,300	739,993
Kose Corp.	6,800	1,247,352
Makita Corp.	34,200	1,189,579
MINEBEA MITSUMI, Inc.	118,300	1,775,087
Nabtesco Corp.	53,700	1,562,596
Nintendo Co. Ltd.	6,900	1,964,847
ORIX Corp.	172,800	2,478,260
Otsuka Holdings Co. Ltd.	36,800	1,444,042
Shin-Etsu Chemical Co. Ltd.	31,200	2,612,433
SoftBank Group Corp.	16,600	1,609,375
Sony Corp.	60,400	2,531,427
Sumitomo Electric Industries Ltd.	103,000	1,364,752
Sumitomo Mitsui Financial Group, Inc.	59,500	2,080,863

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Takeda Pharmaceutical Co. Ltd.	66,400	2,708,602
Tokyo Electron Ltd.	7,600	1,097,176
Toyota Industries Corp.	29,600	1,482,270
Toyota Motor Corp.	41,300	2,417,334
Total Japan common stocks		35,539,903

Jersey—0.9%
Glencore PLC*	305,472	1,265,002

Netherlands—6.9%
ABN AMRO Group N.V. CVA[2]	109,581	2,470,743
ASR Nederland N.V.	62,123	2,585,369
Koninklijke Ahold Delhaize N.V.	74,724	1,988,669
Unilever N.V. CVA	41,521	2,411,715
Total Netherlands common stocks		9,456,496

Norway—1.7%
Telenor ASA	112,215	2,246,915

Spain—1.8%
Banco Bilbao Vizcaya Argentaria SA	423,522	2,419,613

Switzerland—7.0%
Cie Financiere Richemont SA (Registered)	28,940	2,108,268
Nestle SA (Registered)	20,927	1,994,449
Novartis AG (Registered)	31,093	2,990,798
Zurich Insurance Group AG	7,501	2,482,882
Total Switzerland common stocks		9,576,397

United Kingdom—21.0%
Anglo American PLC[1]	89,092	2,382,837
Ashtead Group PLC	87,022	2,099,656
Babcock International Group PLC	169,447	1,089,136
Barclays PLC	863,716	1,740,067
BP PLC	507,809	3,693,895
British American Tobacco PLC	62,887	2,616,115
Centrica PLC	1,268,983	1,887,482
GlaxoSmithKline PLC	96,485	2,006,648
HSBC Holdings PLC	327,440	2,658,213
LivaNova PLC*	16,000	1,556,000
Sage Group PLC/The	307,036	2,804,091

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Spectris PLC	48,990	1,601,556
Tesco PLC	805,400	2,434,713
Total United Kingdom common stocks		28,570,409
Total common stocks (cost—$131,511,409)		133,489,990

Exchange traded funds—0.5%
iShares MSCI Canada ETF	1,440	39,802
iShares MSCI EAFE ETF	9,700	629,142
Total exchange traded funds (cost—$682,743)		668,944

Short-term investment—0.2%
Investment company—0.2%
State Street Institutional U.S. Government Money Market Fund (cost—$294,028)	294,028	294,028

Investment of cash collateral from securities loaned—1.7%
Money market fund—1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,263,871)	2,263,871	2,263,871
Total investments (cost—$134,752,051)[3]—100.4%		136,716,833
Liabilities in excess of other assets—(0.4)%		(523,908)
Net assets—100.0%		$136,192,925

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	USD	1,344,764	COP	4,196,969,000	04/01/19	(28,287)
CITI	COP	4,196,969,000	USD	1,315,277	04/01/19	(1,201)
MSCI	USD	1,315,277	COP	4,196,969,000	04/01/19	1,201
MSCI	COP	4,196,969,000	USD	1,342,600	04/01/19	26,123
MSCI	USD	1,340,713	COP	4,196,969,000	04/30/19	(26,502)
SSC	USD	4,617,344	CAD	6,175,000	04/26/19	6,401
SSC	USD	5,940,931	SEK	54,650,000	04/26/19	(52,369)
SSC	USD	2,560,515	MXN	48,890,000	04/26/19	(51,458)
SSC	USD	646,177	CHF	640,000	04/26/19	(1,976)
SSC	USD	1,474,707	SGD	1,990,000	04/26/19	(5,665)
SSC	USD	449,666	AUD	630,000	04/26/19	(2,121)
SSC	USD	4,567,558	EUR	4,025,000	04/26/19	(43,334)
SSC	GBP	7,930,000	USD	10,478,100	04/26/19	137,158
SSC	HKD	41,940,000	USD	5,347,771	04/26/19	946
SSC	JPY	584,300,000	USD	5,305,878	04/26/19	22,527
SSC	USD	603,928	ILS	2,180,000	04/29/19	(2,733)
Total unrealized depreciation						(21,290)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	133,489,990	—	—	133,489,990
Exchange traded funds	668,944	—	—	668,944
Short-term investment	—	294,028	—	294,028
Investment of cash collateral from securities loaned	—	2,263,871	—	2,263,871
Forward foreign currency contracts	—	194,356	—	194,356
Total	134,158,934	2,752,255	—	136,911,189

Liabilities
Forward foreign currency contracts	—	(215,646)	—	(215,646)

At March 31, 2019, there were no transfers between Level 1 and Level 2.

SMA Relationship Trust – Series G

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes

*                           Non-income producing security.

1                           Security, or portion thereof, was on loan at the period end.

2                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,921,791, represented 4.3% of the Fund’s net assets at period end.

3                           Includes $5,296,992 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,263,871 and non-cash collateral of $3,321,043.

SMA Relationship Trust – Series M

Portfolio statistics – March 31, 2019 (unaudited)1

Summary of municipal securities by state

Long-term municipal bonds	Percentage of net assets
California	7.5%
Colorado	0.7
Connecticut	5.1
Florida	11.3
Illinois	6.4
Louisiana	1.3
Massachusetts	5.6
Michigan	0.8
Minnesota	0.1
Mississippi	0.2
Missouri	0.1
New Jersey	5.1
New York	28.7
North Carolina	1.2
Ohio	2.6
Pennsylvania	6.8
Rhode Island	1.6
South Carolina	1.8
Texas	5.0
Utah	0.3
Washington	3.2
Wisconsin	0.8
Total long-term municipal bonds	96.2%
Federal home loan bank certificate	2.7
Short-term investment	0.0 †
Total investments	98.9%
Other assets in excess of liabilities	1.1
Net assets	100.0%

† Amount represents less than 0.05%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Federal home loan bank certificate—2.7%
FHLB
2.625%, due 05/28/20 (cost—$6,497,775)	6,500,000	6,514,604

Long-term municipal bonds—96.2%
California—7.5%
California State Kindergarten, GO Bonds,
Series A5,
1.150%, due 05/01/34[1]	1,000,000	1,000,000
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/32	3,625,000	4,141,961
Series F,
5.000%, due 05/01/26	1,000,000	1,180,100
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,568,126
Series A,
5.000%, due 06/01/32	2,200,000	2,523,092
Series A,
5.000%, due 06/01/33	1,200,000	1,372,068
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/28	5,000,000	6,061,650
		17,846,997
Colorado—0.7%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,500,000	1,726,980

Connecticut—5.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Yale University),
Series V-1,
1.250%, due 07/01/36[1]	5,700,000	5,700,000
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	1,535,000	1,781,183
Series B,
5.000%, due 05/15/26	2,700,000	3,183,057

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
Connecticut—(concluded)
Series D,
5.000%, due 08/15/26	1,165,000	1,378,731
		12,042,971
Florida—11.3%
City of Gainesville, Florida Utilities System Revenue Bonds,
Series A,
5.000%, due 10/01/26	1,500,000	1,834,140
JEA Water & Sewer System Revenue Bonds,
Series B-1,
1.550%, due 10/01/36[1]	700,000	700,000
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds,
5.000%, due 10/01/35	4,530,000	5,231,742
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,407,820
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	2,500,000	2,945,950
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,671,538
Series B,
5.000%, due 07/01/30	2,000,000	2,305,900
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,581,800
Series B,
5.000%, due 05/01/26	1,900,000	2,216,008
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,135,444
		27,030,342
Illinois—6.4%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,729,297
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series B,
5.000%, due 01/01/23	2,250,000	2,515,883
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,618,050

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,326,189
Series A,
5.000%, due 12/01/32	2,175,000	2,510,124
Illinois State Toll Highway Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,805,000	3,436,377
State of Illinois, GO Bonds,
Series B,
5.000%, due 10/01/21	1,155,000	1,223,838
		15,359,758
Louisiana—1.3%
City of New Orleans, GO Bonds,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,173,654

Massachusetts—5.6%
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,699,660
Series A,
5.000%, due 03/01/35	1,815,000	2,057,121
Series D,
5.000%, due 07/01/26	2,500,000	3,050,175
The Commonwealth of Massachusetts, GO Bonds,
Series E,
5.000%, due 11/01/27	4,505,000	5,620,078
		13,427,034
Michigan—0.8%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group,
Series G,
5.000%, due 12/01/25	1,615,000	1,929,069

Minnesota—0.1%
Rochester Minnesota Health Care Facilities Revenue Bonds,
Series A,
1.480%, due 11/15/38[1]	215,000	215,000

Mississippi—0.2%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds,
Series B,
1.480%, due 12/01/30[1]	500,000	500,000

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
Missouri—0.1%
St. Charles County, Public Water District No. 2, COP,
Series A,
1.480%, due 12/01/36[1]	275,000	275,000

New Jersey—5.1%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,993,045
Series G,
5.000%, due 01/01/35	2,095,000	2,491,626
State of New Jersey, GO Bonds,
5.000%, due 06/01/21	3,300,000	3,521,232
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,430,013
Series Q,
5.000%, due 08/15/19	725,000	733,729
		12,169,645
New York—28.7%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/27	2,500,000	3,098,625
Subseries D-1,
5.000%, due 12/01/40	3,000,000	3,570,990
Subseries F-1,
5.000%, due 04/01/34	2,860,000	3,446,386
Subseries F-1,
5.000%, due 04/01/40	1,940,000	2,289,724
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series EE,
5.000%, due 06/15/40	3,000,000	3,538,920
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series A,
1.500%, due 06/15/32[1]	900,000	900,000
Series DD-2,
1.500%, due 06/15/43[1]	300,000	300,000
Series FF,
5.000%, due 06/15/39	2,195,000	2,616,111
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	5,760,000	6,556,700
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	2,000,000	2,398,400

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	3,000,000	3,534,960
Series A-2,
5.000%, due 08/01/39	1,445,000	1,698,178
Series C-2,
5.000%, due 05/01/35	8,260,000	9,947,683
New York City Transitional Finance Authority Revenue Bonds,
Series S-1,
5.000%, due 07/15/31	1,050,000	1,216,015
Subseries E-1,
5.000%, due 02/01/32	2,380,000	2,796,524
New York State Dormitory Authority, State Personal Income Tax General Purpose, Revenue Bonds,
Series A,
5.000%, due 03/15/40	2,500,000	2,968,725
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,469,680
New York State Urban Development Corp., Special Tax,
Series A,
5.000%, due 03/15/34	3,000,000	3,401,880
Series A-1,
5.000%, due 03/15/27	6,495,000	7,302,199
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds,
Series A,
5.000%, due 03/15/36	2,000,000	2,415,760
		68,467,460
North Carolina—1.2%
County of Wake, GO Bonds,
Series A,
5.000%, due 03/01/25	2,290,000	2,721,138

Ohio—2.6%
State of Ohio, Common Schools Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	6,219,300

Pennsylvania—6.8%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/24	4,180,000	4,812,518
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds,
5.000%, due 06/01/22	3,000,000	3,283,500
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 09/15/26	1,225,000	1,481,429

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
Pennsylvania—(concluded)
5.000%, due 01/01/28	3,400,000	4,084,216
Pennsylvania Turnpike Commission Turnpike Revenue Bonds,
Series A2,
5.000%, due 12/01/36	2,220,000	2,638,581
		16,300,244
Rhode Island—1.6%
Rhode Island Health & Educational Building Corp., Tockwotton Home Issue Prerefunded Revenue Bonds,
8.375%, due 01/01/46[2,3]	3,000,000	3,347,610
Rhode Island Industrial Facilities Corp., Marine Terminal Revenue,
1.450%, due 02/01/25[1]	400,000	400,000
		3,747,610
South Carolina—1.8%
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,301,020
Series C,
4.000%, due 12/01/20[2]	1,855,000	1,930,276
		4,231,296
Texas—5.0%
City of Dallas, Waterworks and Sewer System Revenue Bonds,
Series A,
5.000%, due 10/01/31	2,355,000	2,820,018
Cypress-Fairbanks Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/27	1,370,000	1,644,795
Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue Bonds,
Series A,
5.000%, due 10/01/34	1,805,000	2,174,881
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
5.000%, due 10/01/24	2,500,000	2,913,750
Lower Colorado River Authority Refunding LCRA Transmission Services, Revenue Bonds,
5.000%, due 05/15/31	1,000,000	1,230,760
University of Texas Permanent University, Funding System Revenue Bonds,
Series A,
1.460%, due 07/01/38[1]	500,000	500,000

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(concluded)
Texas—(concluded)
University of Texas Revenue Bonds,
Series B,
1.460%, due 08/01/39[1]	500,000	500,000
		11,784,204
Utah—0.3%
Murray City Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds,
Series C,
1.450%, due 05/15/36[1]	800,000	800,000

Washington—3.2%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,584,125
Washington State, GO Bonds,
Series C,
5.000%, due 02/01/37	5,000,000	6,053,200
		7,637,325
Wisconsin—0.8%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,775,760
Total long-term municipal bonds (cost—$223,148,119)		229,380,787

	Number of shares
Short-term investment—0.0%†
Investment company—0.0%†
State Street Institutional U.S. Government Money Market Fund (cost—$19,154)	19,154	19,154
Total investments (cost—$229,665,048)—98.9%		235,914,545
Other assets in excess of liabilities—1.1%		2,632,191
Net assets—100.0%		$238,546,736

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Federal home loan bank certificate	—	6,514,604	—	6,514,604
Long-term municipal bonds	—	229,380,787	—	229,380,787
Short-term investment	—	19,154	—	19,154
Total	—	235,914,545	—	235,914,545

At March 31, 2019 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†                      Amount represents less than 0.05%

1                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2                      Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

3                      Illiquid investment at period end. Illiquid assets, in the amount of $3,347,610, represented 1.4% of the Fund’s net assets at period end.

SMA Relationship Trust – Series T

Industry diversification – March 31, 2019 (unaudited)1

Corporate bonds	Percentage of net assets
Aerospace & defense	0.5%
Agriculture	2.8
Airlines	0.8
Auto manufacturers	2.9
Banks	17.7
Beverages	1.4
Biotechnology	2.0
Building materials	0.5
Chemicals	2.9
Commercial banks	5.8
Commercial services	0.8
Computers	0.9
Diversified financial services	3.7
Electric	7.0
Entertainment	0.9
Healthcare-products	0.1
Healthcare-services	3.0
Home builders	0.7
Insurance	4.8
Internet	1.3
IT services	0.5
Media	5.7
Mining	1.3
Oil & gas	2.3
Pharmaceuticals	5.9
Pipelines	4.6
Real estate investment trusts	2.8
Retail	1.7
Semiconductors	2.1
Software	0.8
Telecommunications	4.7
Transportation	0.9
Total corporate bonds	93.8%
Asset-backed security	0.5
Commercial mortgage-backed security	0.9
Short-term investment	3.1
Investment of cash collateral from securities loaned	0.4
Total investments	98.7%
Other assets in excess of liabilities	1.3
Net assets	100.0%

1The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—93.8%
Australia—1.2%
Westpac Banking Corp.
2.100%, due 05/13/21	750,000	739,895

Canada—3.1%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	181,173
NOVA Chemicals Corp.
5.250%, due 08/01/23[1]	410,000	412,050
Nutrien Ltd.
5.000%, due 04/01/49	250,000	259,811
Viterra, Inc.
5.950%, due 08/01/20[1]	500,000	516,950
Yamana Gold, Inc.
4.950%, due 07/15/24	500,000	513,954
Total Canada		1,883,938

Germany—0.8%
Deutsche Bank AG,
Series GMTN,
2.850%, due 05/10/19	500,000	499,760

Guernsey—1.6%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	1,000,000	998,651

Ireland—2.8%
GE Capital International Funding Co., Unlimited Co.
3.373%, due 11/15/25	750,000	728,250
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	1,000,000	988,588
Total Ireland		1,716,838

Italy—0.9%
Intesa Sanpaolo SpA
6.500%, due 02/24/21[1]	500,000	524,199

Luxembourg—0.8%
Allergan Funding SCS
3.450%, due 03/15/22	500,000	504,372

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Mexico—0.6%
America Movil SAB de CV
3.125%, due 07/16/22	330,000	332,128

Netherlands—3.0%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30	100,000	137,832
ING Bank N.V.
5.000%, due 06/09/21[1]	500,000	523,113
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[1]	500,000	541,505
Shell International Finance BV
4.000%, due 05/10/46	90,000	93,899
3.750%, due 09/12/46	500,000	500,889
Total Netherlands		1,797,238

Spain—0.3%
Banco Santander SA
3.125%, due 02/23/23	200,000	197,892

United Kingdom—5.1%
Aon PLC
3.500%, due 06/14/24	140,000	142,079
Barclays PLC
4.337%, due 01/10/28	200,000	198,957
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	500,000	517,323
HSBC Holdings PLC
2.950%, due 05/25/21	330,000	329,949
(fixed, converts to FRN on 03/11/24),
3.803%, due 03/11/25	250,000	253,785
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	202,467
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	425,000	426,918
4.800%, due 04/05/26	500,000	519,774
Santander UK Group Holdings PLC
2.875%, due 08/05/21	500,000	495,690
Total United Kingdom		3,086,942

United States—73.6%
Abbott Laboratories
3.750%, due 11/30/26	74,000	76,888
AbbVie, Inc.
4.875%, due 11/14/48	250,000	246,277

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Aetna, Inc.
3.500%, due 11/15/24	250,000	250,142
Altria Group, Inc.
3.875%, due 09/16/46[2]	250,000	205,647
Amazon.com, Inc.
4.050%, due 08/22/47	500,000	528,844
American Express Credit Corp.,
Series GMTN,
2.250%, due 08/15/19	100,000	99,841
Anadarko Petroleum Corp.
4.850%, due 03/15/21	144,000	149,296
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36[1]	300,000	300,118
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 01/23/29	250,000	266,206
5.450%, due 01/23/39	250,000	270,791
Apple, Inc.
4.450%, due 05/06/44	500,000	551,483
AT&T, Inc.
4.300%, due 02/15/30	750,000	759,644
4.850%, due 03/01/39	250,000	251,311
Bank of America Corp.,
Series MTN,
4.450%, due 03/03/26	1,000,000	1,042,728
Series MTN,
(fixed, converts to FRN on 02/07/29), 3.974%, due 02/07/30	250,000	255,066
BAT Capital Corp.
3.222%, due 08/15/24	500,000	489,161
Berkshire Hathaway Energy Co.
5.150%, due 11/15/43	299,000	346,214
Biogen, Inc.
3.625%, due 09/15/22	300,000	304,821
4.050%, due 09/15/25	130,000	133,068
BP Capital Markets America, Inc.
3.245%, due 05/06/22	500,000	507,848
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	250,000	238,996
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	360,000	424,636
Capital One Financial Corp.
4.200%, due 10/29/25	190,000	193,336

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Celgene Corp.
3.550%, due 08/15/22	500,000	510,733
CF Industries, Inc.
3.450%, due 06/01/23	330,000	320,100
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	250,000	248,293
5.050%, due 03/30/29	250,000	263,499
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[1]	500,000	505,651
Cigna Corp.
3.750%, due 07/15/23[1]	500,000	512,885
4.900%, due 12/15/48[1]	250,000	258,724
Citigroup, Inc.
5.500%, due 09/13/25	415,000	455,170
4.450%, due 09/29/27	750,000	771,529
Comcast Corp.
4.600%, due 10/15/38	250,000	268,033
4.000%, due 03/01/48	500,000	491,025
Consumers Energy Co.
4.350%, due 04/15/49	250,000	278,458
CVS Health Corp.
4.125%, due 05/15/21	500,000	511,145
5.050%, due 03/25/48	500,000	503,967
DISH DBS Corp.
7.875%, due 09/01/19	240,000	243,000
DTE Electric Co.
3.950%, due 03/01/49	250,000	257,627
Duke Energy Indiana LLC
6.350%, due 08/15/38	193,000	256,793
Elanco Animal Health, Inc.
4.272%, due 08/28/23[1]	250,000	257,778
Energy Transfer Operating LP
5.500%, due 06/01/27	500,000	542,562
5.300%, due 04/15/47	250,000	246,409
Enterprise Products Operating LLC
4.050%, due 02/15/22	350,000	361,803
4.250%, due 02/15/48	350,000	343,347
ERAC USA Finance LLC.
3.850%, due 11/15/24[1]	495,000	503,003
FirstEnergy Corp.,
Series B,
3.900%, due 07/15/27	1,000,000	1,015,426

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Five Corners Funding Trust
4.419%, due 11/15/23[1]	525,000	554,508
Florida Power & Light Co.
5.950%, due 02/01/38	70,000	90,414
General Motors Co.
6.600%, due 04/01/36	240,000	251,384
General Motors Financial Co., Inc.
4.200%, due 03/01/21	250,000	253,611
3.550%, due 04/09/21	750,000	753,978
Gilead Sciences, Inc.
4.750%, due 03/01/46	250,000	262,156
Glencore Funding LLC
4.125%, due 03/12/24[1]	250,000	252,634
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	500,000	523,820
Goldman Sachs Group, Inc./The
5.750%, due 01/24/22	250,000	268,196
3.850%, due 01/26/27	1,000,000	1,004,641
5.150%, due 05/22/45	100,000	106,027
Harley-Davidson Financial Services, Inc.
3.350%, due 02/15/23[1]	250,000	247,562
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	250,000	298,410
HCA, Inc.
5.000%, due 03/15/24	250,000	264,723
HCP, Inc.
4.250%, due 11/15/23	1,000,000	1,042,480
Home Depot, Inc./The
4.500%, due 12/06/48	250,000	277,611
Humana, Inc.
4.800%, due 03/15/47	350,000	369,374
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	96,365
International Business Machines Corp.
3.450%, due 02/19/26	305,000	309,857
International Lease Finance Corp.
8.250%, due 12/15/20	500,000	540,339
5.875%, due 08/15/22	340,000	366,685
JPMorgan Chase & Co.
3.875%, due 09/10/24	440,000	451,360
3.300%, due 04/01/26	1,000,000	1,001,982

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	260,000	271,338
KKR Group Finance Co. III LLC
5.125%, due 06/01/44[1]	250,000	255,940
Lennar Corp.
4.750%, due 05/30/25[2]	220,000	224,675
Lincoln National Corp.
4.350%, due 03/01/48	500,000	496,732
Marsh & McLennan Cos., Inc.
4.200%, due 03/01/48	250,000	248,481
Masco Corp.
3.500%, due 04/01/21	110,000	110,765
4.450%, due 04/01/25	170,000	174,673
McDonald’s Corp.,
series MTN,
4.875%, due 12/09/45	250,000	270,911
MetLife, Inc.
4.050%, due 03/01/45	375,000	375,302
Microsoft Corp.
4.450%, due 11/03/45	270,000	307,832
Morgan Stanley
4.875%, due 11/01/22	160,000	168,926
Series GMTN,
4.000%, due 07/23/25	500,000	514,946
Series GMTN,
5.500%, due 07/28/21	1,000,000	1,058,924
MPLX LP
4.875%, due 12/01/24	500,000	533,840
National Rural Utilities Cooperative Finance Corp.
4.400%, due 11/01/48	250,000	269,693
Netflix, Inc.
5.500%, due 02/15/22	230,000	241,213
Oracle Corp.
5.375%, due 07/15/40	130,000	156,348
Pfizer, Inc.
7.200%, due 03/15/39	160,000	231,927
PPL Capital Funding, Inc.
4.700%, due 06/01/43	500,000	521,992
Principal Financial Group, Inc.
4.625%, due 09/15/42	500,000	517,719

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Prudential Financial, Inc.,
Series MTN,
6.625%, due 06/21/40	110,000	143,734
QUALCOMM, Inc.
4.300%, due 05/20/47	500,000	477,576
Reynolds American, Inc.
3.250%, due 06/12/20	500,000	500,762
Sherwin-Williams Co./The
4.500%, due 06/01/47	250,000	246,793
Southern Power Co.
4.150%, due 12/01/25	1,000,000	1,035,820
Southwest Airlines Co.
2.750%, due 11/16/22	500,000	497,766
Southwestern Public Service Co.
3.700%, due 08/15/47	250,000	241,861
Sprint Capital Corp.
6.900%, due 05/01/19	280,000	280,700
Target Corp.
3.625%, due 04/15/46	500,000	473,098
TCI Communications, Inc.
7.875%, due 02/15/26	104,000	131,763
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[1]	110,000	113,542
Time Warner Cable LLC
7.300%, due 07/01/38	677,000	789,519
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	125,000	146,308
Toll Brothers Finance Corp.
4.875%, due 11/15/25	200,000	201,250
Union Pacific Corp.
4.050%, due 11/15/45	140,000	136,478
United Technologies Corp.
6.050%, due 06/01/36	250,000	297,684
UnitedHealth Group, Inc.
4.625%, due 07/15/35	170,000	190,953
VEREIT Operating Partnership LP, REIT
4.125%, due 06/01/21	375,000	381,292
Verizon Communications, Inc.
4.862%, due 08/21/46	1,000,000	1,068,781
Virginia Electric & Power Co.
3.450%, due 09/01/22	130,000	132,302

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Volkswagen Group of America Finance LLC
4.625%, due 11/13/25[1]	250,000	258,830
Walt Disney Co/The
4.950%, due 10/15/45[1]	500,000	595,935
Warner Media LLC
2.950%, due 07/15/26	200,000	189,443
3.800%, due 02/15/27	100,000	99,487
Wells Fargo & Co.,
Series MTN,
3.750%, due 01/24/24	500,000	514,722
Weyerhaeuser Co.
4.000%, due 11/15/29	250,000	257,525
Williams Cos., Inc./The
4.300%, due 03/04/24	230,000	239,230
5.100%, due 09/15/45	250,000	257,339

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Zoetis, Inc.
4.450%, due 08/20/48	350,000	363,360
Total United States		44,623,469
Total corporate bonds (cost—$56,376,383)		56,905,322

Asset-backed security—0.5%
United States—0.5%
Verizon Owner Trust,
Series 2017-2A, Class C,
2.380%, due 12/20/21[1] (cost—$299,979)	300,000	297,570

Commercial mortgage-backed security—0.9%
United States—0.9%
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%, 5.484%, due 06/15/33[1,3] (cost—$550,000)	550,000	546,123

	Number of shares
Short-term investment—3.1%
Investment company—3.1%
State Street Institutional U.S. Government Money Market Fund (cost—$1,883,773)	1,883,773	1,883,773

Investment of cash collateral from securities loaned—0.4%
Money market fund—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$210,625)	210,625	210,625

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

Total investments (cost—$59,320,760)[4]—98.7%	59,843,413
Other assets in excess of liabilities—1.3%	810,313
Net assets—100.0%	$60,653,726

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

US Treasury futures buy contracts:
15	US Long Bond Futures	June 2019	2,181,427	2,244,843	63,416
55	US Treasury Note 5 Year Futures	June 2019	6,347,346	6,370,547	23,201
5	US Treasury Note 10 Year Futures	June 2019	621,180	621,094	(86)
Total			9,149,953	9,236,484	86,531

US Treasury futures sell contracts:
9	Ultra Long US Treasury Bond Futures	June 2019	(1,455,235)	(1,512,000)	(56,765)
Net unrealized appreciation					29,766

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	56,905,322	—	56,905,322
Asset-backed security	—	297,570	—	297,570
Commercial mortgage-backed security	—	546,123	—	546,123
Short-term investment	—	1,883,773	—	1,883,773
Investment of cash collateral from securities loaned	—	210,625	—	210,625
Futures contracts	86,617	—	—	86,617
Total	86,617	59,843,413	—	59,930,030

Liabilities
Futures contracts	(56,851)	—	—	(56,851)

At March 31, 2019 there were no transfers between Level 1 and Level 2.

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes

1                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,978,620, represented 13.2% of the Fund’s net assets at period end.

2                      Security, or portion thereof, was on loan at the period end.

3                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4                      Includes $433,173 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $210,625 and non-cash collateral of $233,029.

Portfolio acronyms
ADR	American Depositary Receipt
AGC-ICC	Assured Guaranty Corporation—Insured Custody Certificates
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust

Counterparty abbreviations
CITI	Citibank NA
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments       listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2018.